Business Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Aphrodite’s Marketing, Inc. [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of consideration paid
Equity instrument (3,000 Series B Convertible Preferred Stock)	$664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$1,485,844

Equity instrument (3,000 Series B Convertible Preferred Stock)	$664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$1,485,844

Schedule of assets acquired and liabilities
Current assets (including cash of $60,287)	$1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing	-
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life) (1)	725,867
Goodwill	2,900,270
Total	$1,485,844

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$54,360

(1)	For the six months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $120,978 and $93,614, respectively. For the three months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $60,489 for both periods.

Current assets (including cash of $60,287)	$1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing	-
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life) (1)	725,867
Goodwill	2,900,270
Total	$1,485,844
Acquisition related cost (legal and audit fees included in professional and consulting expenses for the year ended December 31, 2021)	$54,360

(1)	For the year ended December 31, 2021, amortization of intangible assets amounted to $214,592.

GearBubble Tech, Inc. [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of consideration paid
Cash	$2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$3,162,000

Cash	$2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$3,162,000

Schedule of assets acquired and liabilities
Current assets (including cash of $1,161,476)	$1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	$3,162,000

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$47,100

Current assets (including cash of $1,161,476)	$1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	$3,162,000

Acquisition related cost (legal and audit fees included in professional and consulting expenses for the year ended December 31, 2021)	$47,100